Note 6 - Commitments and Contingencies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 47,000	$ 43,000	$ 171,000	$ 171,000